INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Balance - beginning of year	$ (797,633)	$ (244,704)
Recognized in net income from continuing operations	(14,701)	(247,992)
Recognized in net income from discontinued operation	17,479	(7,304)
Recognized in OCI	(12,511)	15,031
Recognized directly in equity	0	(1,414)
Disposed on sale of Nevada Assets	6,157	0
Reclassified to assets held for sale and liabilities relating to assets held for sale	(6,048)	0
Balance - end of year	(1,411,851)	(797,633)
Calibre Acquisition
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Recognized Acquisition	(604,594)	0
Green stone Acquisition
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Recognized Acquisition	$ 0	$ (311,250)